Non-interest income (Tables)	12 Months Ended
Dec. 31, 2023
Non-interest income
Schedule of non-interest income

	2023	2022	2021 (1)
Continuing operations	£m	£m	£m
Net fees and commissions (2)	2,330	2,292	2,120
Trading income
Foreign exchange	270	305	364
Interest rate (3)	595	752	(130)
Credit	(72)	17	83
Changes in fair value of own debt and derivative liabilities attributable to own credit risk
- debt securities in issue	(2)	42	6
Equities, commodities and other	3	17	—
	794	1,133	323
Other operating income
Gain/(loss) on redemption of own debt	3	(161)	(145)
Rental income on operating lease assets and investment property	234	230	225
Changes in fair value of financial assets and liabilities designated at fair value through profit or loss (4)	(150)	17	(8)
Changes in fair value of other financial assets at fair value through profit or loss (5)	50	(45)	5
Hedge ineffectiveness	52	(20)	25
Loss on disposal of amortised cost assets and liabilities	(5)	(15)	(15)
(Loss)/profit on disposal of fair value through other comprehensive income assets	(43)	(168)	117
Loss on sale of property, plant and equipment	(21)	(5)	(30)
Share of (losses)/profits of associated entities	(9)	(30)	216
Profit on disposal of subsidiaries and associates	—	—	48
Foreign exchange recycling gains/(losses)	484	5	(10)
Other income (6)	(16)	81	23
	579	(111)	451
	3,703	3,314	2,894

(1)	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.
(2)	Refer to Note 4 for further analysis.
(3)

Includes fair value changes on derivatives which have not been designated in a hedge accounting relationship and gains and losses from the management of the NatWest Group’s funding requirements involving the use of derivatives including foreign exchange. These are aimed at managing the interest rate and foreign exchange risk that NatWest Group is exposed to.

(4)	Includes related derivatives.
(5)	Includes instruments that have failed solely payments of principal and interest testing under IFRS 9.
(6)	2022 includes £92 million profit from insurance liabilities.